Warrants	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Warrants [Line Items]
WARRANTS

12. Warrants

Public Warrants – We assumed 8,624,991 Public Warrants in the Business Combination which remained outstanding as of June 30, 2023. Each whole Public Warrant entitles the holder to purchase one share of Common Stock at a price of $11.50, subject to adjustment. However, no Public Warrants will be exercisable for cash unless we have an effective and current registration statement covering the shares of Common Stock issuable upon exercise of the Public Warrants and a current prospectus relating to such shares of Common Stock. During any period when we shall have failed to maintain an effective registration statement, warrant holders may exercise, subject to the terms of the governing warrant agreement, Public Warrants on a cashless basis pursuant to an available exemption from registration under the Securities Act. The Public Warrants expire on the fifth anniversary of our completion of the Business Combination, or earlier upon redemption or liquidation. Our Public Warrants are listed on Nasdaq under the symbol “KITTW”.

We may redeem the outstanding Public Warrants, in whole and not in part, at a price of $0.01 per warrant:

●	at any time after the Public Warrants become exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder,

●	if, and only if, the reported last sale price of the shares of Common Stock equals or exceeds $16.50 per share (subject to adjustment for splits, dividends, recapitalizations and other similar events), for any 20 trading days within a 30-day trading period ending on the third business day prior to the notice of redemption to warrant holders, and

●	if, and only if, there is a current registration statement in effect with respect to the shares of Common Stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If we call the Public Warrants for redemption as described above, we have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.”

The exercise price and number of shares of Common Stock issuable on exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or our recapitalization, reorganization, merger or consolidation.

The Public Warrants, which are accounted for as liabilities in our condensed consolidated balance sheets, were valued as of June 30, 2023, at $1,921,650 based on their publicly-traded price. The change in the value of the Public Warrants during the three and six months ended June 30, 2023, totaled $35,241 and $(354,488), respectively, and was reported with other (income) expense in our condensed consolidated statements of operations.

Private Warrants – We assumed 7,175,000 Private Warrants in the Business Combination, which remained outstanding as of June 30, 2023. Each whole Private Warrant is exercisable for one share of Common Stock at an exercise price of $11.50 and is identical in all material respects to the Public Warrants except that the Private Warrants are exercisable for cash (even if a registration statement covering the shares of Common Stock issuable upon exercise of such warrants is not effective) or on a cashless basis, at the holder’s option, and will not be redeemable by us, in each case so long as the initial purchasers or their affiliates still hold them. The Private Warrants purchased by CleanTech Investments, LLC are not exercisable after July 14, 2026, as long as Chardan Capital Markets, LLC or any of its related persons beneficially own these Private Warrants.

The Private Warrants, which are accounted for as liabilities in our condensed consolidated balance sheets, were valued as of June 30, 2023, at $1,677,025 based on their publicly-traded price. The fair value of the Private Warrants was estimated using a Black-Scholes option pricing model using the following assumptions: stock price of $2.07, no assumed dividends, a risk-free rate of 4.27%, and implied volatility of 59.2%. The change in the value of the Private Warrants during the three and six months ended June 30, 2023, totaled $(23,799) and $(257,563), respectively, and was reported with other (income) expense in our condensed consolidated statements of operations.

SPA Warrants – Substantially concurrent with the Closing and pursuant to the Securities Purchase Agreement, we issued an aggregate 2,922,425 Original SPA Warrants to the SPA Parties. Upon issuance, each whole Original SPA Warrant was exercisable over its 10-year term for one share of Common Stock at a price of $20.00 per share, subject to certain adjustments including full ratchet anti-dilution price protections.

In connection with the Securities Purchase Agreement, the Company and the SPA Parties entered into that certain Registration Rights Agreement, dated as of September 9, 2022 (the “RRA”), pursuant to which the Company and the SPA Parties agreed to certain requirements and conditions covering the resale by the SPA Parties of the shares of Common Stock underlying the Debentures and Original SPA Warrants. Under the terms of the RRA, the Company was required to (i) file a registration statement (the “Initial Registration Statement”) covering such underlying shares within 15 business days of the Closing and (ii) use its best efforts to cause the Initial Registration Statement to be declared effective as promptly as possible after the filing thereof, but in any event no later than the applicable Effectiveness Date (as defined in the RRA) (the “Registration Requirements”). The RRA additionally provided for liquidated damages if the Registration Requirements were not met.

On June 22, 2023, the Company and the SPA Parties entered into the first amendment to the RRA (the “RRA Amendment”), pursuant to which the Company agreed to deliver to the SPA Parties an aggregate 1,890,066 shares of Common Stock (the “RRA Amendment Shares”) in exchange for the waiver and release by the SPA Parties of any and all claims, remedies, causes of action and any other Initial Effectiveness Date Claims (as defined in the RRA Amendment) under any of the Transaction Documents (as defined in the RRA), including all past and future claims for liquidated damages under the RRA with respect to, and any other amounts that may be payable by reason of or otherwise relating to, the Effectiveness Date (as defined in the RRA) of the Initial Registration Statement. See Note 6 for more information about the accounting impact associated with the RRA Amendment Shares on our unaudited condensed consolidated financial statements.

Pursuant to the RRA Amendment, the Company also agreed to file a registration statement on Form S-3 (or other appropriate form) for the registration and resale of the RRA Amendment Shares by the SPA Parties and to cause such registration statement to become effective as soon as practicable thereafter in accordance with the terms of the RRA, as amended by the RRA Amendment.

On June 22, 2023, we entered into the Letter Agreements with the SPA Parties (the “Letter Agreements”), pursuant to which the SPA Parties (also being the holders of the Original SPA Warrants) agreed to amend the exercise price of the Original SPA Warrants, which, since issuance, had been exercisable to purchase an aggregate 2,922,425 shares of Common Stock, in exchange for the Company’s agreement to (i) lower the exercise price of the Original SPA Warrants to a weighted average of $3.28 per share, with multiple tranches priced between $2.04 and $4.64 per share, and (ii) upon the SPA Parties’ exercise of the Amended SPA Warrants, issue New SPA Warrants to the SPA Parties to purchase, in the aggregate, up to 2,922,425 shares of Common Stock.

The Letter Agreements will terminate in accordance with their terms on March 1, 2024 (the “Letter Agreement Termination Date”). Upon the Letter Agreement Termination Date, any Amended SPA Warrants then-outstanding will revert to having the terms associated with the Original SPA Warrants, as described herein.

During any period when we shall have failed to maintain an effective registration statement covering the shares of Common Stock issuable upon exercise of the Amended SPA Warrants, the registered holder may exercise its Amended SPA Warrants on a cashless basis pursuant to an available exemption from registration under the Securities Act.

On June 23, 2023, pursuant to its Letter Agreement with the Company, ATW exercised 165,713 Amended SPA Warrants, pursuant to which 165,713 shares of Common Stock and 165,713 New SPA Warrants were issued to ATW by the Company in accordance with the terms of the Letter Agreement.

The New SPA Warrants will be (and, with respect to those already issued, are) substantially in the form of the Amended SPA Warrants as described above except that the New SPA Warrants (i) have an exercise price of $20.00 per share (including, for purposes of clarification, full-ratchet anti-dilution on the exercise price and number of underlying shares issuable based on the aggregate exercise price using $20.00 as the base exercise price), (ii) are immediately exercisable upon issuance, and (iii) are exercisable until September 9, 2032.

If a registration statement covering the shares of Common Stock issuable upon exercise of the New SPA Warrants is not effective 60 days after March 1, 2024 (or, in the event of a “full review” by the SEC, 120 days after March 1, 2024), upon the registered holder’s election to exercise its New SPA Warrants, the registered holder may, until such time as there is an effective registration statement and during any period when we shall have failed to maintain an effective registration statement, exercise its New SPA Warrants on a cashless basis pursuant to an available exemption from registration under the Securities Act.

As indicated in Note 1 above, unless context otherwise requires, the term “SPA Warrants” means (i) before the entry into the Letter Agreements, the Original SPA Warrants, and (ii) upon and following the entry into the Letter Agreements, (a) the Amended SPA Warrants, and (b) the New SPA Warrants.

The SPA Warrants, which are accounted for as liabilities in our condensed consolidated balance sheets, were valued as of June 30, 2023, at $2,248,382 and were estimated using a Monte Carlo valuation model incorporating future projections of the various potential outcomes and any exercise price adjustments based on future financing events. Management’s future assumptions to raise debt capital in the near term and become cash-flow positive have eliminated reset events and have affected the valuation’s variability from the prior quarter. The change in the value of the SPA Warrants during the three and six months ended June 30, 2023, totaled $29,657,015 and $26,819,502, respectively, and was reported with other (income) expense in our condensed consolidated statements of operations. Entry into the Letter Agreements, which was treated as a warrant repricing for accounting purposes, resulted in a loss of $590,266, which was reported with other (income) expense in our condensed consolidated statements of operations. Proceeds from the exercise of SPA Warrants for the six months ended June 30, 2023, were $338,039.

10. Warrants

Public Warrants — We assumed 8,625,000 Public Warrants in the Business Combination which remained outstanding as of December 31, 2022. Each whole Public Warrant entitles the holder to purchase one share of Common Stock at a price of $11.50, subject to adjustment. However, no Public Warrants will be exercisable for cash unless we have an effective and current registration statement covering the shares of Common Stock issuable upon exercise of the Public Warrants and a current prospectus relating to such shares of Common Stock. Notwithstanding the foregoing, if a registration statement covering the shares of Common Stock issuable upon exercise of the Public Warrants is not effective within 120 days following the consummation of the Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when we shall have failed to maintain an effective registration statement, exercise Public Warrants on a cashless basis pursuant to an available exemption from exemption under the Securities Act. The Public Warrants expire on the fifth anniversary of our completion of the Business Combination, or earlier upon redemption or liquidation. Our Public Warrants are listed on Nasdaq under the symbol “KITTW”.

We may redeem the outstanding Public Warrants, in whole and not in part, at a price of $0.01 per warrant:

●	at any time after the Public Warrants become exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder,

●	if, and only if, the reported last sale price of the shares of Common Stock equals or exceeds $16.50 per share (subject to adjustment for splits, dividends, recapitalizations, and other similar events), for any 20 trading days within a 30-day trading period ending on the third business day prior to the notice of redemption to warrant holders, and

●	if, and only if, there is a current registration statement in effect with respect to the shares of Common Stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If we call the Public Warrants for redemption as described above, we have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.”

The exercise price and number of shares of Common Stock issuable on exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or our recapitalization, reorganization, merger or consolidation.

The Public Warrants, which are accounted for as liabilities in our consolidated balance sheets, were valued as of December 31, 2022 at $2,276,136 based on their publicly-traded price. The change in value of the Public Warrants during year ended December 31, 2022 totaled $(570,114) and was reported with other (income) expense in our consolidated statements of operations.

Private Warrants — We assumed 7,175,000 Private Warrants in the Business Combination which remained outstanding as of December 31, 2022. The Private Warrants are exercisable for one share of Common Stock at an exercise price of $11.50 and are identical in all material respects to the Public Warrants except that such Private Warrants are exercisable for cash (even if a registration statement covering the shares of Common Stock issuable upon exercise of such warrants is not effective) or on a cashless basis, at the holder’s option, and will not be redeemable by us, in each case so long as they are still held by the initial purchasers or their affiliates. The Private Warrants purchased by CleanTech Investments are not exercisable after July 14, 2026, as long as Chardan Capital Markets, LLC or any of its related persons beneficially own these Private Warrants.

The Private Warrants, which are accounted for as liabilities in our consolidated balance sheets, were valued as of December 31, 2022 at $1,934,588. The fair value of the Private Warrants was estimated using a Black-Scholes option pricing model using the following assumptions: stock price of $3.74, no assumed dividends, a risk-free rate of 4.03% and implied volatility of 36.9%. The change in value of the Private Warrants during the year ended December 31, 2022 totaled $(497,307) and was reported with other (income) expense in our consolidated statements of operations.

SPA Warrants — Concurrent with the Closing and pursuant to the Securities Purchase Agreement, we issued 2,922,425 SPA Warrants. The SPA Warrants are exercisable for one share of Common Stock at a price of $20.00. If a registration statement covering the shares of Common Stock issuable upon exercise of the SPA Warrants is not effective upon the registered holder’s election to exercise, the holder may, until such time as there is an effective registration statement and during any period when we shall have failed to maintain an effective registration statement, exercise their SPA Warrants on a cashless basis pursuant to an available exemption from exemption under the Securities Act. The SPA Warrants expire ten years after their initial issuance date, or earlier upon redemption or liquidation.

The SPA Warrants, which are accounted for as liabilities in our consolidated balance sheets, were valued as of December 31, 2022 at $28,477,618 and was estimated using a Monte Carlo valuation model incorporating future projections of the various potential outcomes and any exercise price adjustments based on future financing events. The change in value of the SPA Warrants during year ended December 31, 2022 totaled $7,528,508 and was reported with other (income) expense in our consolidated statements of operations.

The exercise price of the SPA Warrants is subject to (i) customary anti-dilution adjustments; and (ii) in the case of a subsequent equity sale at a per share price below the exercise price, the exercise price of the associated warrant will be adjusted to such lower price, and the number of shares underlying the warrant will increase proportionately. In the event of a rights offering or dividend, the warrant holder will be treated as though the shares underlying the warrants, he/she holds were outstanding. These warrants can be exercised on a cashless basis.

CleanTech Acquisition Corp [Member]
Warrants [Line Items]
WARRANTS

NOTE 7. WARRANTS

As of June 30, 2022 and December 31, 2021, there were 15,800,000 (including 8,625,000 Public Warrants and 7,175,000 Private Placement Warrants) warrants outstanding.

Each whole public warrant entitles the registered holder to purchase one share of Common Stock at a price of $11.50 per whole share, subject to adjustment as described below, at any time commencing on the later of one year after the closing of the Initial Public Offering or the consummation of an initial Business Combination. However, no public warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of Common Stock issuable upon exercise of the warrants and a current prospectus relating to such shares of Common Stock. Notwithstanding the foregoing, if a registration statement covering the shares of Common Stock issuable upon exercise of the public warrants is not effective within 120 days from the closing of the initial Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to an available exemption from registration under the Securities Act. The warrants will expire five years from the closing of the initial Business Combination at 5:00 p.m., New York City time.

The private warrants will be identical to the public warrants underlying the units being offered by the Company’s prospectus except that (i) each private warrant is exercisable for one share of Common Stock at an exercise price of $11.50 per share, and (ii) such private warrants will be exercisable for cash (even if a registration statement covering the shares of Common Stock issuable upon exercise of such warrants is not effective) or on a cashless basis, at the holder’s option, and will not be redeemable by us, in each case so long as they are still held by the initial purchasers or their affiliates. The private warrants purchased by CleanTech Investments will not be exercisable more than five years from the effective date of the registration statement, of which the Company’s prospectus forms a part, in accordance with FINRA Rule 5110(g)(8), as long as Chardan Capital Markets, LLC or any of its related persons beneficially own these private warrants.

The Company may call the outstanding warrants for redemption (excluding the private warrants but including any warrants already issued upon exercise of the unit purchase option), in whole and not in part, at a price of $0.01 per warrant:

●	at any time while the warrants are exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder,

●	if, and only if, the reported last sale price of the shares of common stock equals or exceeds $16.50 per share, for any 20 trading days within a 30-day trading period ending on the third business day prior to the notice of redemption to warrant holders, and

●	if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

The right to exercise will be forfeited unless the warrants are exercised prior to the date specified in the notice of redemption. On and after the redemption date, a record holder of a warrant will have no further rights except to receive the redemption price for such holder’s warrant upon surrender of such warrant.

If the Company calls the warrants for redemption as described above, the Company’s management will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.” In such event, each holder would pay the exercise price by surrendering the warrants for that number of shares of common stock equal to the quotient obtained by dividing (x) the product of the number of shares of common stock underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” by (y) the fair market value. The “fair market value” shall mean the average reported last sale price of the Company’s common stock for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants. Whether the Company will exercise the option to require all holders to exercise their warrants on a “cashless basis” will depend on a variety of factors including the price of the common shares at the time the warrants are called for redemption, the Company’s cash needs at such time and concerns regarding dilutive share issuances.

The exercise price and number of shares of common stock issuable on exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or the Company’s recapitalization, reorganization, merger or consolidation. In addition, if the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at a newly issued price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Company’s initial stockholders or their affiliates, without taking into account any founder shares or private warrants held by them, as applicable, prior to such issuance), the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the newly issued price and the $16.50 per share redemption trigger price described below under will be adjusted (to the nearest cent) to be equal to 165% of the market value (the volume weighted average trading price of the common stock during the 20 trading day period starting on the trading day prior to the consummation of an initial Business Combination).

The warrants may be exercised upon surrender of the warrant certificate on or prior to the expiration date at the offices of the warrant agent, with the exercise form on the reverse side of the warrant certificate completed and executed as indicated, accompanied by full payment of the exercise price, by certified or official bank check payable to us, for the number of warrants being exercised. The warrant holders do not have the rights or privileges of holders of shares of common stock and any voting rights until they exercise their warrants and receive shares of common stock. After the issuance of shares of common stock upon exercise of the warrants, each holder will be entitled to one vote for each share held of record on all matters to be voted on by stockholders.

Except as described above, no public warrants will be exercisable for cash, and the Company will not be obligated to issue shares of common stock unless at the time a holder seeks to exercise such warrant, a prospectus relating to the shares of common stock issuable upon exercise of the warrants is current and the shares of common stock have been registered or qualified or deemed to be exempt under the securities laws of the state of residence of the holder of the warrants. Under the terms of the warrant agreement, the Company has agreed to use best efforts to meet these conditions and to maintain a current prospectus relating to the shares of common stock issuable upon exercise of the warrants until the expiration of the warrants. However, the Company cannot assure you that it will be able to do so and, if the Company does not maintain a current prospectus relating to the shares of common stock issuable upon exercise of the warrants, holders will be unable to exercise their warrants, and the Company will not be required to settle any such warrant exercise. If the prospectus relating to the shares of common stock issuable upon the exercise of the warrants is not current or if the common stock is not qualified or exempt from qualification in the jurisdictions in which the holders of the warrants reside, the Company will not be required to net cash settle or cash settle the warrant exercise, the warrants may have no value, the market for the warrants may be limited, and the warrants may expire worthless.

No fractional shares will be issued upon exercise of the warrants. If, upon exercise of the warrants, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exercise, round down to the nearest whole number the number of shares of common stock to be issued to the warrant holder.

The Company accounts for the 15,800,000 warrants issued in connection with the Initial Public Offering in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability.

The accounting treatment of derivative financial instruments required that the Company record the warrants as derivative liabilities at fair value upon the closing of the Initial Public Offering. The Public Warrants were allocated a portion of the proceeds from the issuance of the Units equal to its fair value. This warrant liabilities are subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to its current fair value, with the change in fair value recognized in the Company’s condensed consolidated statements of operations. The Company will reassess the classification at each balance sheet date. If the classification changes as a result of events during the period, the warrants will be reclassified as of the date of the event that causes the reclassification.

NOTE 7. WARRANTS

As of December 31, 2021 and December 31, 2020, there were 15,800,000 (including 8,625,000 Public Warrants and 7,175,000 Private Placement Warrants) and no warrants outstanding, respectively.

Each whole public warrant entitles the registered holder to purchase one share of Common Stock at a price of $11.50 per whole share, subject to adjustment as described below, at any time commencing on the later of one year after the closing of the initial public offering or the consummation of an initial Business Combination. However, no public warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of Common Stock issuable upon exercise of the warrants and a current prospectus relating to such shares of Common Stock. Notwithstanding the foregoing, if a registration statement covering the shares of Common Stock issuable upon exercise of the public warrants is not effective within 120 days from the closing of the initial Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to an available exemption from registration under the Securities Act. The warrants will expire five years from the closing of the initial Business Combination at 5:00 p.m., New York City time.

The private warrants will be identical to the public warrants underlying the units being offered by the Company’s prospectus except that (i) each private warrant is exercisable for one share of Common Stock at an exercise price of $11.50 per share, and (ii) such private warrants will be exercisable for cash (even if a registration statement covering the shares of Common Stock issuable upon exercise of such warrants is not effective) or on a cashless basis, at the holder’s option, and will not be redeemable by us, in each case so long as they are still held by the initial purchasers or their affiliates. The private warrants purchased by CleanTech Investments will not be exercisable more than five years from the effective date of the registration statement, of which the Company’s prospectus forms a part, in accordance with FINRA Rule 5110(g)(8), as long as Chardan Capital Markets, LLC or any of its related persons beneficially own these private warrants.

The Company may call the outstanding warrants for redemption (excluding the private warrants but including any warrants already issued upon exercise of the unit purchase option), in whole and not in part, at a price of $0.01 per warrant:

●	at any time while the warrants are exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder,

●	if, and only if, the reported last sale price of the shares of Common Stock equals or exceeds $16.50 per share, for any 20 trading days within a 30-day trading period ending on the third business day prior to the notice of redemption to warrant holders, and

●	if, and only if, there is a current registration statement in effect with respect to the shares of Common Stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

The right to exercise will be forfeited unless the warrants are exercised prior to the date specified in the notice of redemption. On and after the redemption date, a record holder of a warrant will have no further rights except to receive the redemption price for such holder’s warrant upon surrender of such warrant.

If the Company calls the warrants for redemption as described above, the Company’s management will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.” In such event, each holder would pay the exercise price by surrendering the warrants for that number of shares of Common Stock equal to the quotient obtained by dividing (x) the product of the number of shares of Common Stock underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” by (y) the fair market value. The “fair market value” shall mean the average reported last sale price of the Company’s Common Stock for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants. Whether the Company will exercise the option to require all holders to exercise their warrants on a “cashless basis” will depend on a variety of factors including the price of the common shares at the time the warrants are called for redemption, the Company’s cash needs at such time and concerns regarding dilutive share issuances.

The exercise price and number of shares of Common Stock issuable on exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or the Company’s recapitalization, reorganization, merger or consolidation. In addition, if the Company issues additional shares of Common Stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at a newly issued price of less than $9.20 per share of Common Stock (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Company’s initial stockholders or their affiliates, without taking into account any founder shares or private warrants held by them, as applicable, prior to such issuance), the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the newly issued price and the $16.50 per share redemption trigger price described below under will be adjusted (to the nearest cent) to be equal to 165% of the market value (the volume weighted average trading price of the Common Stock during the 20 trading day period starting on the trading day prior to the consummation of an initial Business Combination).

The warrants may be exercised upon surrender of the warrant certificate on or prior to the expiration date at the offices of the warrant agent, with the exercise form on the reverse side of the warrant certificate completed and executed as indicated, accompanied by full payment of the exercise price, by certified or official bank check payable to us, for the number of warrants being exercised. The warrant holders do not have the rights or privileges of holders of shares of Common Stock and any voting rights until they exercise their warrants and receive shares of Common Stock. After the issuance of shares of Common Stock upon exercise of the warrants, each holder will be entitled to one vote for each share held of record on all matters to be voted on by stockholders.

Except as described above, no public warrants will be exercisable for cash, and the Company will not be obligated to issue shares of Common Stock unless at the time a holder seeks to exercise such warrant, a prospectus relating to the shares of Common Stock issuable upon exercise of the warrants is current and the shares of Common Stock have been registered or qualified or deemed to be exempt under the securities laws of the state of residence of the holder of the warrants. Under the terms of the warrant agreement, the Company has agreed to use best efforts to meet these conditions and to maintain a current prospectus relating to the shares of Common Stock issuable upon exercise of the warrants until the expiration of the warrants. However, the Company cannot assure you that it will be able to do so and, if the Company does not maintain a current prospectus relating to the shares of Common Stock issuable upon exercise of the warrants, holders will be unable to exercise their warrants, and the Company will not be required to settle any such warrant exercise. If the prospectus relating to the shares of Common Stock issuable upon the exercise of the warrants is not current or if the Common Stock is not qualified or exempt from qualification in the jurisdictions in which the holders of the warrants reside, the Company will not be required to net cash settle or cash settle the warrant exercise, the warrants may have no value, the market for the warrants may be limited, and the warrants may expire worthless.

No fractional shares will be issued upon exercise of the warrants. If, upon exercise of the warrants, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exercise, round down to the nearest whole number the number of shares of Common Stock to be issued to the warrant holder.

The Company accounts for the 15,800,000 warrants issued in connection with the Initial Public Offering in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability.

The accounting treatment of derivative financial instruments required that the Company record the warrants as derivative liabilities at fair value upon the closing of the Initial Public Offering. The Public Warrants were allocated a portion of the proceeds from the issuance of the Units equal to its fair value. This warrant liabilities are subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to its current fair value, with the change in fair value recognized in the Company’s statement of operations. The Company will reassess the classification at each balance sheet date. If the classification changes as a result of events during the period, the warrants will be reclassified as of the date of the event that causes the reclassification.